Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
% social security contributions	45.00%	45.00%	45.00%
Salary increases	2.50%	3.50%	3.50%
Discount rate	3.72%	1.13%	0.68%
Terms of retirement	voluntary retirement	voluntary retirement	voluntary retirement
Retirement age	65 years	65 years	65 years